Distribution Date:	01/16/26	CD 2019-CD8 Mortgage Trust
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-CD8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Certificate Ratings Detail	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners,LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Rating Agency	Fitch Ratings, Inc.
Historical Liquidated Loan Detail	25			(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Rating Agency	DBRS, Inc.
Interest Shortfall Detail - Collateral Level	27
			US office	(312) 332-3492
Supplemental Notes	28		333 West Wacker Drive, Suite 1800 | Chicago, IL 60606 | United States
		Rating Agency	S&P Global Ratings
			CMBS Info 17g5	(212) 438-2430	cmbs_info_17g5@standardandpoors.com
			55 Water Street, 41st Floor | New York, NY 10041 | United States
		Directing Holder	Eightfold Real Estate Capital, L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515BAA6	1.927000%	10,401,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515BAB4	2.809000%	7,644,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12515BAC2	2.812000%	16,457,000.00	12,092,121.99	249,844.16	28,335.87	0.00	0.00	278,180.03	11,842,277.83	31.23%	30.00%
A-3	12515BAD0	2.657000%	180,750,000.00	172,499,670.66	0.00	381,943.02	0.00	0.00	381,943.02	172,499,670.66	31.23%	30.00%
A-4	12515BAE8	2.912000%	334,331,000.00	334,331,000.00	0.00	811,309.89	0.00	0.00	811,309.89	334,331,000.00	31.23%	30.00%
A-M	12515BAG3	3.124000%	49,070,000.00	49,070,000.00	0.00	127,745.57	0.00	0.00	127,745.57	49,070,000.00	24.72%	23.75%
B	12515BAH1	3.366000%	40,237,000.00	40,237,000.00	0.00	112,864.79	0.00	0.00	112,864.79	40,237,000.00	19.39%	18.63%
C	12515BAJ7	3.719000%	38,275,000.00	38,275,000.00	0.00	118,620.60	0.00	0.00	118,620.60	38,275,000.00	14.31%	13.75%
D	12515BAR9	3.000000%	24,535,000.00	24,535,000.00	0.00	61,337.50	0.00	0.00	61,337.50	24,535,000.00	11.06%	10.63%
E	12515BAT5	3.000000%	19,628,000.00	19,628,000.00	0.00	49,070.00	0.00	0.00	49,070.00	19,628,000.00	8.46%	8.13%
F	12515BAV0	3.000000%	21,591,000.00	21,591,000.00	0.00	53,977.50	0.00	0.00	53,977.50	21,591,000.00	5.60%	5.38%
G-RR	12515BAY4	4.236115%	8,832,000.00	8,832,000.00	0.00	31,177.80	0.00	0.00	31,177.80	8,832,000.00	4.42%	4.25%
H-RR*	12515BBA5	4.236115%	16,684,000.00	16,684,000.00	0.00	34,121.05	0.00	0.00	34,121.05	16,684,000.00	2.21%	2.13%
J-RR	12515BBC1	4.236115%	16,684,305.00	16,684,305.00	0.00	0.00	0.00	0.00	0.00	16,684,305.00	0.00%	0.00%
V-RR	12515BBG2	4.236115%	26,000,000.00	24,984,657.00	8,273.84	85,427.34	0.00	0.00	93,701.18	24,976,383.16	0.00%	0.00%
S	12515BBD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515BBE7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			811,119,305.00	779,443,754.65	258,118.00	1,895,930.93	0.00	0.00	2,154,048.93	779,185,636.65

X-A	12515BAF5	1.385372%	598,653,000.00	567,992,792.65	0.00	655,734.49	0.00	0.00	655,734.49	567,742,948.49
X-B	12515BAK4	0.698025%	78,512,000.00	78,512,000.00	0.00	45,669.47	0.00	0.00	45,669.47	78,512,000.00
X-D	12515BAM0	1.236115%	44,163,000.00	44,163,000.00	0.00	45,492.11	0.00	0.00	45,492.11	44,163,000.00
X-F	12515BAP3	1.236115%	21,591,000.00	21,591,000.00	0.00	22,240.79	0.00	0.00	22,240.79	21,591,000.00
Notional SubTotal			742,919,000.00	712,258,792.65	0.00	769,136.86	0.00	0.00	769,136.86	712,008,948.49

Deal Distribution Total					258,118.00	2,665,067.79	0.00	0.00	2,923,185.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515BAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515BAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12515BAC2	734.77073525	15.18163456	1.72181260	0.00000000	0.00000000	0.00000000	0.00000000	16.90344717	719.58910069
A-3	12515BAD0	954.35502440	0.00000000	2.11310108	0.00000000	0.00000000	0.00000000	0.00000000	2.11310108	954.35502440
A-4	12515BAE8	1,000.00000000	0.00000000	2.42666666	0.00000000	0.00000000	0.00000000	0.00000000	2.42666666	1,000.00000000
A-M	12515BAG3	1,000.00000000	0.00000000	2.60333340	0.00000000	0.00000000	0.00000000	0.00000000	2.60333340	1,000.00000000
B	12515BAH1	1,000.00000000	0.00000000	2.80500012	0.00000000	0.00000000	0.00000000	0.00000000	2.80500012	1,000.00000000
C	12515BAJ7	1,000.00000000	0.00000000	3.09916656	0.00000000	0.00000000	0.00000000	0.00000000	3.09916656	1,000.00000000
D	12515BAR9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	12515BAT5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	12515BAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	12515BAY4	1,000.00000000	0.00000000	3.53009511	0.00000000	0.00000000	0.00000000	0.00000000	3.53009511	1,000.00000000
H-RR	12515BBA5	1,000.00000000	0.00000000	2.04513606	1.48495984	10.88786802	0.00000000	0.00000000	2.04513606	1,000.00000000
J-RR	12515BBC1	1,000.00000000	0.00000000	0.00000000	3.53009550	148.25087110	0.00000000	0.00000000	0.00000000	1,000.00000000
V-RR	12515BBG2	960.94834615	0.31822462	3.28566692	0.10657269	3.38179846	0.00000000	0.00000000	3.60389154	960.63012154
S	12515BBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515BBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515BAF5	948.78467601	0.00000000	1.09534988	0.00000000	0.00000000	0.00000000	0.00000000	1.09534988	948.36733214
X-B	12515BAK4	1,000.00000000	0.00000000	0.58168777	0.00000000	0.00000000	0.00000000	0.00000000	0.58168777	1,000.00000000
X-D	12515BAM0	1,000.00000000	0.00000000	1.03009556	0.00000000	0.00000000	0.00000000	0.00000000	1.03009556	1,000.00000000
X-F	12515BAP3	1,000.00000000	0.00000000	1.03009541	0.00000000	0.00000000	0.00000000	0.00000000	1.03009541	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/25 - 12/30/25	30	0.00	28,335.87	0.00	28,335.87	0.00	0.00	0.00	28,335.87	0.00
A-3	12/01/25 - 12/30/25	30	0.00	381,943.02	0.00	381,943.02	0.00	0.00	0.00	381,943.02	0.00
A-4	12/01/25 - 12/30/25	30	0.00	811,309.89	0.00	811,309.89	0.00	0.00	0.00	811,309.89	0.00
X-A	12/01/25 - 12/30/25	30	0.00	655,734.49	0.00	655,734.49	0.00	0.00	0.00	655,734.49	0.00
X-B	12/01/25 - 12/30/25	30	0.00	45,669.47	0.00	45,669.47	0.00	0.00	0.00	45,669.47	0.00
X-D	12/01/25 - 12/30/25	30	0.00	45,492.11	0.00	45,492.11	0.00	0.00	0.00	45,492.11	0.00
X-F	12/01/25 - 12/30/25	30	0.00	22,240.79	0.00	22,240.79	0.00	0.00	0.00	22,240.79	0.00
A-M	12/01/25 - 12/30/25	30	0.00	127,745.57	0.00	127,745.57	0.00	0.00	0.00	127,745.57	0.00
B	12/01/25 - 12/30/25	30	0.00	112,864.79	0.00	112,864.79	0.00	0.00	0.00	112,864.79	0.00
C	12/01/25 - 12/30/25	30	0.00	118,620.60	0.00	118,620.60	0.00	0.00	0.00	118,620.60	0.00
D	12/01/25 - 12/30/25	30	0.00	61,337.50	0.00	61,337.50	0.00	0.00	0.00	61,337.50	0.00
E	12/01/25 - 12/30/25	30	0.00	49,070.00	0.00	49,070.00	0.00	0.00	0.00	49,070.00	0.00
F	12/01/25 - 12/30/25	30	0.00	53,977.50	0.00	53,977.50	0.00	0.00	0.00	53,977.50	0.00
G-RR	12/01/25 - 12/30/25	30	0.00	31,177.80	0.00	31,177.80	0.00	0.00	0.00	31,177.80	0.00
H-RR	12/01/25 - 12/30/25	30	156,878.12	58,896.11	0.00	58,896.11	24,775.07	0.00	0.00	34,121.05	181,653.19
J-RR	12/01/25 - 12/30/25	30	2,414,565.56	58,897.19	0.00	58,897.19	58,897.19	0.00	0.00	0.00	2,473,462.75
V-RR	12/01/25 - 12/30/25	30	85,155.87	88,198.23	0.00	88,198.23	2,770.89	0.00	0.00	85,427.34	87,926.76
Totals			2,656,599.55	2,751,510.93	0.00	2,751,510.93	86,443.15	0.00	0.00	2,665,067.79	2,743,042.70

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,923,185.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,855,490.09	Master Servicing Fee	6,182.97
Interest Reductions due to Nonrecoverability Determination	(66,111.81)	Certificate Administrator Fee	6,000.42
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	335.59
ARD Interest	0.00	Operating Advisor Fee	1,755.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,789,378.28	Total Fees	14,274.48

Principal		Expenses/Reimbursements
Scheduled Principal	258,118.00	Reimbursement for Interest on Advances	1,143.19
Unscheduled Principal Collections		ASER Amount	11,884.73
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,482.64
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	258,118.00	Total Expenses/Reimbursements	20,510.56

		Interest Reserve Deposit	89,525.42

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,665,067.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	258,118.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,923,185.79
Total Funds Collected	3,047,496.28	Total Funds Distributed	3,047,496.25

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Certificate Ratings Detail

				DBRS, Inc.		Fitch Ratings, Inc.		Standard & Poor's Rating Services
				Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹	Original	Current¹		Original	Current¹
				Changed			Changed			Changed
	A1	12515BAA6	AAA	Discontinued	AAA	PIF	01/01/26	AAA	N'A	01/01/26
	A2	12515BAB4	AAA	Discontinued	AAA	PIF	01/01/26	AAA	N'A	01/01/26
	ASB	12515BAC2	AAA	AAA	AAA	AAA	01/01/26	AAA	AAA	01/01/26
	A3	12515BAD0	AAA	AAA	AAA	AAA	01/01/26	AAA	AAA	01/01/26
	A4	12515BAE8	AAA	AAA	AAA	AAA	01/01/26	AAA	AAA	01/01/26
	XA	12515BAF5	AAA	AAA	AAA	AAA	01/01/26	AA+	AA+	01/01/26
	XB	12515BAK4	AA	AA	A-	A-	01/01/26	N/A	N'A	01/01/26
	XD	12515BAM0	A (low)	A (low)	BBB-	BB	01/01/26	N/A	N'A	01/01/26
	XF	12515BAP3	BBB (low)	BBB (low)	BB-	B-	01/01/26	N/A	N'A	01/01/26
	AM	12515BAG3	AAA	AAA	AAA	AAA	01/01/26	AA+	AA+	01/01/26
	B	12515BAH1	AAA	AAA	AA-	AA-	01/01/26	N/A	N'A	01/01/26
	C	12515BAJ7	AA (low)	AA (low)	A-	A-	01/01/26	N/A	N'A	01/01/26
	D	12515BAR9	A (low)	A (low)	BBB	BBB	01/01/26	N/A	N'A	01/01/26
	E	12515BAT5	BBB (high)	BBB (high)	BBB-	BB	01/01/26	N/A	N'A	01/01/26
	F	12515BAV0	BB (high)	BB (high)	BB-	B-	01/01/26	N/A	N'A	01/01/26
GRR		12515BAY4	BB	N/A	B-	N'A	01/01/26	N/A	N'A	01/01/26
HRR		12515BBA5	B (low)	N/A	NR	N'A	01/01/26	N/A	N'A	01/01/26
	JRR	12515BBC1	N/A	N/A	NR	N'A	01/01/26	N/A	N'A	01/01/26
VRR		12515BBG2	N/A	N/A	NR	N'A	01/01/26	N/A	N'A	01/01/26
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	779,443,755.04	779,443,755.04	Beginning Certificate Balance	779,443,754.65
(-) Scheduled Principal Collections	258,118.00	258,118.00	(-) Principal Distributions	258,118.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	779,185,637.04	779,185,637.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	779,624,655.73	779,624,655.73	Ending Certificate Balance	779,185,636.65
Ending Actual Collateral Balance	779,282,243.73	779,282,243.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.39)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.39)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.24%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,291,759.50	4.14%	42	4.2041	NAP	Defeased	3	32,291,759.50	4.14%	42	4.2041	NAP
	7,499,999 or less	6	31,471,755.41	4.04%	41	4.5509	2.950803	1.44 or less	9	229,766,677.31	29.49%	43	4.3946	1.100987
7,500,000 to 14,999,999		5	58,051,963.13	7.45%	43	4.4096	1.416736	1.45 to 1.74	3	35,337,272.53	4.54%	40	4.8061	1.541445
15,000,000 to 24,999,999		6	110,213,735.07	14.14%	40	4.5914	1.881135	1.75 to 2.49	10	308,183,172.29	39.55%	47	4.1554	2.005562
25,000,000 to 49,999,999		10	352,156,423.93	45.20%	47	4.0894	2.154779	2.50 to 3.49	2	61,000,000.00	7.83%	40	4.4420	2.536557
	50,000,000 or greater	3	195,000,000.00	25.03%	43	4.2758	2.118718	3.50 and greater	6	112,606,755.41	14.45%	43	3.9785	4.210728
	Totals	33	779,185,637.04	100.00%	44	4.2543	2.077329	Totals	33	779,185,637.04	100.00%	44	4.2543	2.077329
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	32,291,759.50	4.14%	42	4.2041	NAP
							Defeased	3	32,291,759.50	4.14%	42	4.2041	NAP
Alabama	1	5,144,878.00	0.66%	43	4.8500	0.110000
							Industrial	15	29,464,513.74	3.78%	43	4.2363	2.337282
California	8	242,730,000.00	31.15%	50	4.0608	2.168837
							Lodging	13	134,920,137.72	17.32%	42	4.7025	1.594129
Florida	2	30,525,000.00	3.92%	37	4.8303	2.372703
							Mixed Use	5	127,013,789.05	16.30%	39	4.4344	1.660150
Illinois	1	41,000,000.00	5.26%	36	4.6700	2.030000
							Multi-Family	5	47,812,888.20	6.14%	43	3.8162	3.032584
Massachusetts	3	16,793,597.34	2.16%	43	4.3000	1.590000
							Office	5	137,217,778.88	17.61%	57	3.8615	1.967224
Michigan	14	13,671,709.71	1.75%	43	4.0900	1.820000
							Other	1	36,609,459.49	4.70%	43	4.3800	1.270000
Mississippi	1	6,228,010.20	0.80%	43	4.8500	0.110000
							Retail	7	224,555,310.09	28.82%	42	4.2076	2.492649
Nevada	1	5,806,755.41	0.75%	42	4.2800	5.050000
							Self Storage	2	9,300,000.00	1.19%	42	4.2050	4.132500
New York	13	103,041,771.97	13.22%	42	3.7117	2.120085
							Totals	56	779,185,637.04	100.00%	44	4.2543	2.077329
North Carolina	1	2,775,000.00	0.36%	43	3.7700	5.220000

Pennsylvania	3	107,344,150.06	13.78%	43	4.7072	1.176153

Texas	3	123,593,004.50	15.86%	42	4.4536	2.825303

Washington	1	6,240,000.00	0.80%	43	4.5000	1.190000

Washington, DC	1	42,000,000.00	5.39%	43	4.0400	1.770000

Totals	56	779,185,637.04	100.00%	44	4.2543	2.077329

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,291,759.50	4.14%	42	4.2041	NAP	Defeased	3	32,291,759.50	4.14%	42	4.2041	NAP
	3.9999% or less	6	220,725,000.00	28.33%	51	3.6679	2.326628	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	5	117,466,709.75	15.08%	43	4.0921	1.697696	13 months to 24 months	1	34,450,000.00	4.42%	101	3.7639	2.310000
	4.2500% to 4.7499%	12	250,360,604.40	32.13%	42	4.4191	2.407667	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	5	135,072,888.20	17.34%	40	4.8853	1.494312	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	23,268,675.19	2.99%	36	5.2696	1.582112	49 months or greater	29	712,443,877.54	91.43%	42	4.2803	2.070097
	Totals	33	779,185,637.04	100.00%	44	4.2543	2.077329	Totals	33	779,185,637.04	100.00%	44	4.2543	2.077329
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	32,291,759.50	4.14%	42	4.2041	NAP	Defeased	3	32,291,759.50	4.14%	42	4.2041	NAP
	59 months or less	29	712,443,877.54	91.43%	42	4.2803	2.070097	Interest Only	21	593,970,000.00	76.23%	45	4.1914	2.227511
	60 months or greater	1	34,450,000.00	4.42%	101	3.7639	2.310000	59 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	779,185,637.04	100.00%	44	4.2543	2.077329	60 months or greater	9	152,923,877.54	19.63%	42	4.5094	1.512731
								Totals	33	779,185,637.04	100.00%	44	4.2543	2.077329
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	Totals	33	779,185,637.04	100.00%	44	4.2543	2.077329

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30316671	OF	Los Angeles	CA	Actual/360	3.725%	240,572.92	0.00	0.00	N/A	07/01/29	--	75,000,000.00	75,000,000.00	01/01/26
2A2	30316576	RT	The Woodlands	TX	Actual/360	4.256%	183,244.44	0.00	0.00	N/A	08/01/29	--	50,000,000.00	50,000,000.00	01/01/26
2A5	30316580				Actual/360	4.256%	73,297.78	0.00	0.00	N/A	08/01/29	--	20,000,000.00	20,000,000.00	01/01/26
3	30316672	LO	Philadelphia	PA	Actual/360	4.880%	294,155.56	0.00	0.00	N/A	08/06/29	--	70,000,000.00	70,000,000.00	01/06/26
4	30503593	MU	Washington	DC	Actual/360	4.040%	146,113.33	0.00	0.00	N/A	08/06/29	--	42,000,000.00	42,000,000.00	12/06/25
5	30316673	MU	Chicago	IL	Actual/360	4.670%	164,876.94	0.00	0.00	N/A	01/01/29	--	41,000,000.00	41,000,000.00	01/01/26
6	30316674	RT	Lakewood	CA	Actual/360	3.970%	140,163.06	0.00	0.00	N/A	07/06/29	--	41,000,000.00	41,000,000.00	01/06/26
7	30503334	RT	Brooklyn	NY	Actual/360	3.530%	121,588.89	0.00	0.00	N/A	07/06/29	--	40,000,000.00	40,000,000.00	01/06/26
8	30316675	RT	Pharr	TX	Actual/360	4.450%	144,870.29	56,617.21	0.00	N/A	08/06/29	--	37,805,946.52	37,749,329.31	01/06/26
9A1	30503638	98	Bethlehem	PA	Actual/360	4.380%	103,695.02	36,060.77	0.00	N/A	08/06/29	--	27,493,155.39	27,457,094.62	01/06/26
9A2	30503639				Actual/360	4.380%	34,565.01	12,020.25	0.00	N/A	08/06/29	--	9,164,385.43	9,152,365.18	01/06/26
10	30316677	OF	Sunnyvale	CA	Actual/360	3.764%	111,655.95	0.00	0.00	N/A	06/06/34	--	34,450,000.00	34,450,000.00	01/06/26
11	30503460	LO	Sacramento	CA	Actual/360	4.110%	120,331.67	0.00	0.00	N/A	08/06/29	--	34,000,000.00	34,000,000.00	12/06/25
12	30503371	MF	Long Island City	NY	Actual/360	3.132%	74,167.50	0.00	0.00	N/A	08/01/29	--	27,500,000.00	27,500,000.00	01/01/26
13	30316678	RT	North Hollywood	CA	Actual/360	4.860%	112,995.00	0.00	0.00	N/A	01/01/29	--	27,000,000.00	27,000,000.00	01/01/26
14	30316679	MU	Boca Raton	FL	Actual/360	4.950%	102,300.00	0.00	0.00	N/A	01/01/29	--	24,000,000.00	24,000,000.00	01/01/26
15	30316680	Various Worcester		MA	Actual/360	4.300%	62,355.33	46,552.99	0.00	N/A	08/01/29	--	16,840,150.33	16,793,597.34	01/01/26
16	30316683	OF	Chicago	IL	Actual/360	4.050%	66,262.50	0.00	0.00	N/A	07/01/29	--	19,000,000.00	19,000,000.00	01/01/26
17	30316684	MU	New York	NY	Actual/360	4.150%	0.00	0.00	0.00	N/A	06/01/29	--	18,500,000.00	18,500,000.00	06/01/20
18	30316481	LO	Various	Various	Actual/360	4.550%	59,178.02	27,464.27	0.00	N/A	07/06/29	--	15,103,926.81	15,076,462.54	01/06/26
19	30316685	LO	Sugar Land	TX	Actual/360	5.335%	72,881.72	20,774.94	0.00	N/A	01/01/29	--	15,864,450.13	15,843,675.19	01/01/26
20	30316686	Various Various		MI	Actual/360	4.090%	48,233.54	23,435.30	0.00	N/A	08/06/29	--	13,695,145.05	13,671,709.75	01/06/26
21	30316687	OF	Los Angeles	CA	Actual/360	4.550%	57,046.89	0.00	0.00	N/A	08/06/29	--	14,560,000.00	14,560,000.00	01/06/26
22	30503710	MF	Various	Various	Actual/360	4.850%	47,563.42	15,759.60	0.00	N/A	08/06/29	--	11,388,647.80	11,372,888.20	07/06/25
23	30316688	OF	Cypress	CA	Actual/360	4.150%	33,216.72	0.00	0.00	N/A	07/06/29	--	9,295,000.00	9,295,000.00	12/06/25
26	30316690	RT	Palm Desert	CA	Actual/360	5.130%	32,799.94	0.00	0.00	N/A	12/01/28	--	7,425,000.00	7,425,000.00	01/01/26
27	30503412	SS	Panama City Beach	FL	Actual/360	4.450%	24,990.13	9,766.46	0.00	N/A	08/06/29	--	6,521,525.96	6,511,759.50	01/06/26
28	30316691	RT	Phoenix	AZ	Actual/360	4.400%	25,688.67	0.00	0.00	N/A	08/01/29	--	6,780,000.00	6,780,000.00	01/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30316692	SS	Largo	FL	Actual/360	4.390%	24,666.31	0.00	0.00	N/A	07/06/29	--	6,525,000.00	6,525,000.00	01/06/26
30	30316693	IN	Las Vegas	NV	Actual/360	4.280%	21,436.75	9,666.21	0.00	N/A	07/01/29	--	5,816,421.62	5,806,755.41	01/01/26
31	30316694	MF	Seattle	WA	Actual/360	4.500%	24,180.00	0.00	0.00	N/A	08/06/29	--	6,240,000.00	6,240,000.00	01/06/26
32	30503416	SS	Lincolnton	NC	Actual/360	3.770%	9,008.73	0.00	0.00	N/A	08/06/29	--	2,775,000.00	2,775,000.00	01/06/26
33	30503741	MF	Brooklyn	NY	Actual/360	4.850%	11,276.25	0.00	0.00	N/A	08/01/29	--	2,700,000.00	2,700,000.00	01/01/26
Totals							2,789,378.28	258,118.00	0.00				779,443,755.04	779,185,637.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,259,956.12	8,699,742.54	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	43,475,417.96	42,803,211.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	43,475,417.96	42,803,211.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,765,943.72	5,080,134.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,503,765.39	8,995,799.63	01/01/25	09/30/25	--	0.00	0.00	146,022.91	146,022.91	0.00	0.00
5	3,798,651.11	4,035,078.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,261,566.41	4,066,255.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,737,214.50	4,366,429.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,543,128.03	6,012,418.36	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	10,116,567.61	10,430,648.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	10,116,567.61	10,430,648.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	43,482,598.00	44,735,105.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,610,392.08	4,466,776.39	01/01/25	09/30/25	--	0.00	0.00	120,258.48	120,258.48	0.00	0.00
12	3,906,002.11	4,223,385.58	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,081,005.53	3,519,448.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,626,458.49	2,509,992.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,909,529.55	3,937,497.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	106,844.00	0.00	--	--	09/11/25	10,923,183.90	1,584,000.20	(363.54)	2,429,380.28	0.00	0.00
18	9,669,857.11	7,630,576.82	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,902,597.54	1,954,569.12	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,844,028.40	1,691,424.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,433,463.72	1,525,523.47	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	460,339.00	10/01/24	09/30/25	01/12/26	2,847,161.95	11,884.73	51,104.17	367,907.34	2,971.98	0.00
23	333,307.73	590,625.10	01/01/25	09/30/25	--	0.00	0.00	33,196.71	33,196.71	0.00	0.00
26	0.00	723,591.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	874,313.24	1,073,162.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,874,178.61	1,984,029.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	384,157.86	348,099.64	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	614,604.09	561,639.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	206,096.37	213,661.71	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	227,913,630.85	229,873,023.41				13,770,345.85	1,595,884.93	350,218.73	3,096,765.72	2,971.98	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	0	0.00	0	0.00	2	29,872,888.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254310%	4.232777%	44
12/17/25	2	36,657,540.82	0	0.00	2	29,888,647.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254384%	4.232849%	45
11/18/25	0	0.00	0	0.00	2	29,905,872.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254464%	4.232928%	46
10/20/25	0	0.00	0	0.00	2	29,921,494.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254537%	4.233000%	47
09/17/25	0	0.00	1	11,438,586.58	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254617%	4.233078%	48
08/15/25	1	11,454,072.94	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254689%	4.233149%	49
07/17/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254761%	4.233220%	50
06/17/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254840%	4.233297%	51
05/16/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254911%	4.233367%	52
04/17/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254989%	4.233443%	53
03/17/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,523,547.19	4.255060%	4.233512%	54
02/18/25	0	0.00	0	0.00	1	18,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.262223%	4.240660%	55
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30503593	12/06/25	0	B	146,022.91	146,022.91	0.00	42,000,000.00
11	30503460	12/06/25	0	B	120,258.48	120,258.48	5,553.05	34,000,000.00
17	30316684	06/01/20	66	6	(363.54)	2,429,380.28	425,965.07	18,500,000.00	06/11/20	2
22	30503710	07/06/25	5	6	51,104.17	367,907.34	5,610.78	11,469,494.89	09/30/25	98
23	30316688	12/06/25	0	B	33,196.71	33,196.71	0.00	9,295,000.00
Totals					350,218.73	3,096,765.72	437,128.90	115,264,494.89
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		115,268,675	115,268,675		0	0
37 - 48 Months		629,466,962	599,594,074	29,872,888		0
49 - 60 Months		0	0		0	0
> 60 Months		34,450,000	34,450,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	779,185,637	749,312,749	0	0	29,872,888	0
Dec-25	779,443,755	712,897,566	36,657,541	0	29,888,648	0
Nov-25	779,720,831	749,814,959	0	0	29,905,872	0
Oct-25	779,976,893	750,055,398	0	0	29,921,495	0
Sep-25	780,251,986	750,313,400	0	11,438,587	18,500,000	0
Aug-25	780,506,007	750,551,934	11,454,073	0	18,500,000	0
Jul-25	780,759,053	762,259,053	0	0	18,500,000	0
Jun-25	781,031,238	762,531,238	0	0	18,500,000	0
May-25	781,282,266	762,782,266	0	0	18,500,000	0
Apr-25	781,552,506	763,052,506	0	0	18,500,000	0
Mar-25	781,801,531	763,301,531	0	0	18,500,000	0
Feb-25	790,648,566	772,148,566	0	0	18,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	30316684	18,500,000.00	18,500,000.00	14,100,000.00	04/25/25	106,844.00	0.13000	12/31/24	06/01/29	I/O
22	30503710	11,372,888.20	11,469,494.89	16,800,000.00	--	85,229.00	0.11000	09/30/25	08/06/29	282
Totals		29,872,888.20	29,969,494.89	30,900,000.00		192,073.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
17	30316684	MU	NY	06/11/20	2

Loan originally transferred to Midland, as SS, on 6/11/20 due to Delinquent Payments as Borrower failed to make the payment due for 4/1/20. Notice of Default was sent on 7/28/20. Loan was accelerated on 8/18/20. The collateral consists of a five-story mix ed-use building totaling 5,540 SF comprised of four market rate 2BR apartment units on floors two through five covering 4,400 SF (79% of NRA) and 1,100 SF of ground floor retail (20% of NRA). The property is 100% occupied as of 5/31/25. Legal counsel was retained to file for foreclosure and/or receivership, if necessary. Foreclosure was filed on 2/16/22. A receiver was appointed on 11/15/2022. Colliers has been appointed as receiver and is in control of the Property.

Lender''s MSJ has been granted and t he Borrower has filed a notice of appeal. The court has granted Judgment of Foreclosure and Sale. A foreclosure sale was scheduled for 8/13/2025; however, the Borrower has filed an appeal of the

Lender''s foreclosure action. A hearing on the Borrower''s m otion is scheduled for 9/23/2025; however, it ultimately resulted in the denial of the Borrower''s motion. The foreclosure sale was rescheduled to 12/3/25. The foreclosure sale was postponed again after the Borrower appealed the Judge''s decision and dec ided to seek further relief from the Appellate Division. Foreclosure litigation is ongoing.
22	30503710	MF	Various	09/30/25	98

Loan originally transferred to Midland, as SS, on 6/11/20 due to Delinquent Payments as Borrower failed to make the payment due for 4/1/20. Notice of Default was sent on 7/28/20. Loan was accelerated on 8/18/20. The collateral consists of a five-story mix ed-use building totaling 5,540 SF comprised of four market rate 2BR apartment units on floors two through five covering 4,400 SF (79% of NRA) and 1,100 SF of ground floor retail (20% of NRA). The property is 100% occupied as of 5/31/25. Legal counsel was retained to file for foreclosure and/or receivership, if necessary. Foreclosure was filed on 2/16/22. A receiver was appointed on 11/15/2022. Colliers has been appointed as receiver and is in control of the Property.

Lender''s MSJ has been granted and t he Borrower has filed a notice of appeal . The court has granted Judgment of Foreclosure and Sale. A foreclosure sale was scheduled for 8/13/2025; however, the Borrower has filed an appeal of the

Lender''s foreclosure action. A hearing on the Borrower''s motion is scheduled for 9/23/2025; however, it ultimately resulted in the denial of the Borrower''s motion. The foreclosure sale was rescheduled to 12/3/25. The foreclosure sale was postponed again after the Borrower appealed the Judge''s decision and de cided to seek further relief from the Appellate Division. Foreclosure litigation is ongoing.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30316672	70,000,000.00	4.88000%	70,000,000.00 4.88000%		8	05/21/20	06/05/20	05/28/20
11	30503460	0.00	4.11000%	0.00	4.11000%	8	11/15/20	10/06/20	11/23/20
25	30503343	8,536,342.63	4.35000%	8,536,342.63 4.35000%		8	05/15/20	06/05/20	05/22/20
Totals		78,536,342.63		78,536,342.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	3,982.64	0.00	0.00	0.00	0.00	66,111.81	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	11,884.73	0.00	0.00	1,143.19	0.00	0.00	0.00
Total	0.00	0.00	7,482.64	0.00	0.00	11,884.73	0.00	66,111.81	1,143.19	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		86,622.37

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Supplemental Notes
None

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